SHARE-BASED COMPENSATION - General information (Details) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 11, 2025 director	Dec. 31, 2025 director	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Share-Based Payment Arrangements [Abstract]
Number of non-executive directors | director	7	6
Authorization period for share issuance			18 months
Share-based compensation | $			$ 13,767	$ 11,248	$ 9,251
Number of years since adoption			4 years
Award vesting period			4 years